Depreciation and Amortization - Depreciation and Amortization Expense Excluded from Operating Expenses in its Statements of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	$ 225,261	$ 211,104	$ 204,958
Direct Advertising Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	212,585	196,107	191,169
General and Administrative Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	4,134	4,151	3,650
Corporate Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	$ 8,542	$ 10,846	$ 10,139